Equity (Tables)	9 Months Ended
Sep. 30, 2023
Equity [abstract]
Disclosure of classes of share capital [text block]

Date	Class A	Class B	Total
12/31/2022	284,765,936	117,037,105	401,803,041
09/30/2023	284,836,041	117,037,105	401,873,146

Schedule of dividends and interest on equity [Table Text Block]

Company	09/30/2023	12/31/2022
Banco Inter	50,000	38,056
Inter Holding Fin	25,781	—
Inter Digital (a)	—	25,812
Inter Food (a)	19,704	12,030
Total	95,485	75,898
(a) Amount paid to non-controlling shareholders.
Earnings per share [text block]
Basic and diluted earnings/(loss) per share is as follows:

	Three-month period		Nine-month period
	09/30/2023	09/30/2022	09/30/2023	09/30/2022
Profit (loss) attributable to Owners of the company (In thousands of Reais)	91,292	(30,008)	151,443	(43,326)
Average number of shares outstanding	401,789,293	403,575,106	401,789,293	403,575,106
Basic earnings (loss) per share (R$)	0.23	(0.07)	0.38	(0.11)
Diluted earnings (loss) per share (R$)	0.23	(0.07)	0.38	(0.11)